Fair Value Measurements - Schedule of Assets Measured on a Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment and other charges	$ 9,100	$ 9,086	$ 0	$ 2,511
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents - Money Market Funds	98,223	98,223	123,141
Fair Value, Measurements, Recurring [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents - Money Market Funds	98,223	98,223	123,141
Fair Value, Measurements, Recurring [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents - Money Market Funds	0	0	0
Fair Value, Measurements, Recurring [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents - Money Market Funds	0	0	$ 0
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	1,800	1,800
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	0	0
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	0	0
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 1,800	$ 1,800